John Hancock Investment Trust

John Hancock Balanced Fund (the fund)

Supplement dated August 10, 2020 to the current Prospectus, as may be supplemented (the Prospectus)

Effective immediately, the information in the “Fund details” section under the heading “Who’s who – Custodian” is amended as follows:

The custodian holds the fund’s assets, settles all portfolio trades, and collects most of the valuation data required for calculating the fund’s net asset value.

Citibank, N.A.

388 Greenwich Street

New York, NY 10013

You should read this supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Investment Trust

John Hancock Disciplined Value International Fund (the fund)

Supplement dated August 10, 2020 to the current Prospectus, as may be supplemented (the Prospectus)

Effective immediately, the information in the “Fund details” section under the heading “Who’s who – Custodian” is amended as follows:

The custodian holds the fund’s assets, settles all portfolio trades, and collects most of the valuation data required for calculating the fund’s net asset value.

Citibank, N.A.

388 Greenwich Street

New York, NY 10013

You should read this supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Investment Trust

John Hancock Fundamental Large Cap Core Fund (the fund)

Supplement dated August 10, 2020 to the current Prospectus, as may be supplemented (the Prospectus)

Effective immediately, the information in the “Fund details” section under the heading “Who’s who – Custodian” is amended as follows:

The custodian holds the fund’s assets, settles all portfolio trades, and collects most of the valuation data required for calculating the fund’s net asset value.

Citibank, N.A.

388 Greenwich Street

New York, NY 10013

You should read this supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Investment Trust

John Hancock Disciplined Value International Fund

John Hancock Fundamental Large Cap Core Fund

Supplement dated August 10, 2020 to the current Prospectus, as may be supplemented (the Prospectus)

Effective immediately, the information in the “Fund details” section under the heading “Who’s who – Custodian” is amended as follows:

The custodian holds the funds’ assets, settles all portfolio trades, and collects most of the valuation data required for calculating each fund’s net asset value.

State Street Bank and Trust Company is the custodian for Infrastructure Fund, Seaport Long/Short Fund, and Small Cap Core Fund.

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Citibank, N.A. is the custodian for Alternative Risk Premia Fund, Disciplined Value International Fund, Diversified Macro Fund, Emerging Markets Equity Fund, ESG All Cap Core Fund, ESG International Equity Fund, ESG Large Cap Core Fund, Fundamental Large Cap Core Fund, Global Thematic Opportunities Fund, and International Dynamic Growth Fund.

Citibank, N.A.

388 Greenwich Street

New York, NY 10013

You should read this supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Investment Trust

John Hancock Balanced Fund

John Hancock Disciplined Value International Fund

John Hancock Fundamental Large Cap Core Fund

Supplement dated August 10, 2020 to the current Statement of Additional Information, as may be supplemented (the SAI)

Effective immediately, the information in the “Custody of Portfolio Securities” section is amended as follows:

Except as noted below, State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, currently acts as custodian and bookkeeping agent with respect to each fund’s assets. Citibank, N.A., 388 Greenwich Street, New York, New York 10013, currently acts as custodian and bookkeeping agent with respect to the assets of Alternative Risk Premia Fund, Balanced Fund, Disciplined Value International Fund, Diversified Macro Fund, Emerging Markets Equity Fund, ESG All Cap Core Fund, ESG International Equity Fund, ESG Large Cap Core Fund, Fundamental Large Cap Core Fund, Global Thematic Opportunities Fund, and International Dynamic Growth Fund. State Street and Citibank have selected various banks and trust companies in foreign countries to maintain custody of certain foreign securities. Each fund also may use special purpose custodian banks from time to time for certain assets. State Street and Citibank are authorized to use the facilities of the Depository Trust Company, the Participants Trust Company, and the book-entry system of the Federal Reserve Banks. Citibank also currently acts as custodian of each Subsidiary’s assets.

You should read this supplement in conjunction with the SAI and retain it for future reference.